As filed with the Securities and Exchange Commission on June 8, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  October 1, 2006 – March 31, 2007

Item 1. Report to Stockholders.

The Leuthold Funds

Expense Example – March 31, 2007 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Core Investment Fund, Asset Allocation Fund and Undervalued and Unloved Fund charge a 2% redemption fee for redemptions made within five business days after a purchase),you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund – Retail Class

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,109.00	$5.73

Hypothetical (5% return before expenses)	1,000.00	1,019.50	5.49

*      Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Core Investment Fund – Institutional Class

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,109.70	$5.21

Hypothetical (5% return before expenses)	1,000.00	1,020.00	4.99

*      Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Select Industries Fund

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,134.00	$6.76

Hypothetical (5% return before expenses)	1,000.00	1,018.62	5.39

*      Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds

Expense Example Tables (Continued) (Unaudited)
Grizzly Short Fund

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$918.90	$13.78

Hypothetical (5% return before expenses)	1,000.00	1,010.57	14.444

*	Expenses are equal to the Fund’s annualized expense ratio of 2.88%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.13 and the Fund’s annualized expense ratio would be 1.70%
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.55 and the Fund’s annualized expense ratio would be 1.70%

Leuthold Asset Allocation Fund – Retail Class

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,109.50	$6.78

Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Asset Allocation Fund – Institutional Class

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,019.30	$1.73

Hypothetical (5% return before expenses)	1,000.00	1,006.37	1.72

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 59/365 to reflect the one-half year period.

(1)	Commencement of operations.

The Leuthold Funds

Expense Example Tables (Continued)

Leuthold Select Equities Fund

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,168.30	$10.00

Hypothetical (5% return before expenses)	1,000.00	1,015.71	9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Undervalued & Unloved Fund

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 - March 31, 2007
Actual	$1,000.00	$1,039.60	$5.74

Hypothetical (5% return before expenses)	1,000.00	1,013.14	5.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 137/365 to reflect the one-half year period.

(1)      Commencement of operations.

The Leuthold Funds

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

The Leuthold Funds

LeutholdAssetAllocation Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

Leuthold Select Equities Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

Leuthold Undervalued and Unloved Fund
Allocation of Portfolio Holdings
March 31, 2007 (Unaudited)*

The Leuthold Funds

Leuthold Core Investment Fund

Components of Portfolio Holdings*
Common Stock		$819,128,375
Investment Companies		276,280,735
Corporate Bonds		81,572,559
Foreign Government Bonds		85,636,581
US Treasury Obligations		300,041,360
	Total:	$1,562,659,610(1)

(1) Total excludes $661,056,275 of securities lending collateral.

Leuthold Select Industries Fund

Components of Portfolio Holdings*
Consumer Discretionary		$2,832,711
Energy		2,011,404
Consumer Staples		4,951,848
Financials		6,470,324
Health Care		16,661,821
Industrials		8,343,220
Information Technology		1,104,689
Materials		15,609,938
Telecommunication		12,350,228
	Total:	$70,336,183(1)

(1) Total excludes $18,093,532 of securities lending collateral.

Grizzly Short Fund

Components of Portfolio Holdings*
Short Securities:
Consumer Discretionary		$7,408,000
Energy		1,820,149
Financials		3,850,327
Health Care		3,906,439
Industrials		1,756,338
Information Technology		6,422,541
Materials		2,284,597
Telecommunication		891,273
Utilities		396,422
	Total:	$$28,736,086

*           Excludes short term investments.

The Leuthold Funds
Leuthold AssetAllocation Fund

Components of Portfolio Holdings*
Common Stock		$190,873,874
Investment Companies		52,955,136
Corporate Bonds		16,369,923
Foreign Government Bonds		18,014,588
US Treasury Obligations		70,587,367
	Total:	$348,800,888(1)

(1) Total excludes $141,888,060 of securities lending collateral.

Leuthold Select Equities Fund

Components of Portfolio Holdings*
Consumer Discretionary		$1,825,878
Consumer Staples		285,655
Energy		138,320
Financials		633,801
Health Care		743,312
Industrials		1,077,171
Information Technology		526,530
Materials		1,004,665
Telecommunication Services		705,011
	Total:	$6,940,343

Leuthold Undervalued & Unloved Fund

Components of Portfolio Holdings*
Consumer Discretionary		$452,264
Consumer Staples		254,962
Energy		984,333
Financials		4,187,661
Health Care		245,411
Industrials		242,290
Information Technology		186,404
Materials		998,462
Utilities		532,676
	Total:	$8,084,463

*           Excludes short term investments.

(This Page Intentionally Left Blank.)

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2007
(Unaudited)

	Leuthold Core Investment Fund	Leuthold Select Industries Fund	Grizzly Short Fund
ASSETS:
Investments, at value (cost $2,117,429,325,
$79,001,897 and $346,450,respectively)	$2,287,022,415	$89,427,571	$346,450
Cash	1,408,296	7,230	—
Receivable for fund shares sold	42,788	1,869	34,428
Receivable for investments sold	14,119,170	—	444,401
Deposit for short sales	—	—	29,945,841
Receivable from broker for proceeds on securities sold short	—	—	29,250,878
Interest receivable	5,962,862	74	15,217
Dividends receivable	1,600,681	137,223	—
Receivable from Adviser	—	—	—
Other assets	22,846,571	34,559	19,222
Total Assets	2,333,002,783	89,608,526	60,056,437
LIABILITIES:
Collateral on securities loaned	661,056,275	18,093,532	—
Securities sold short, at market value
(proceeds $0,$0 and $29,250,878,respectively)	—	—	28,736,086
Payable for investments purchased	16,443,034	—	1,338,230
Payable for fund shares purchased	893,751	96,699	415,773
Payable to Adviser	1,251,812	60,361	33,823
Payable to Custodian	—	—	—
Dividends payable	—	—	8,621
Accrued expenses and other liabilities	827,019	69,700	78,375
Total Liabilities	680,471,891	18,320,292	30,610,908
NET ASSETS	$1,652,530,892	$71,288,234	$29,445,529

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (Continued)
March 31, 2007
(Unaudited)

	Leuthold Core Investment Fund		Leuthold Select Industries Fund	Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$1,326,805,359		$51,950,716	$59,705,907
Accumulated net investment income/(loss)	3,269,701		147,935	100,885
Accumulated net realized gain/(loss) on investments	156,451,568		8,763,909	(30,876,055)
Net unrealized appreciation
on investments and short positions	166,004,264		10,425,674	514,792
Total Net Assets	$1,652,530,892		$71,288,234	$29,445,529

Retail Class Shares
Net assets	$1,479,391,614		$71,288,234	$29,445,529
Shares outstanding (1,000,000,000
shares of $.0001 par value authorized)	77,577,600		3,728,762	5,833,265
Net Asset Value, Redemption Price
and Offering Price Per Share	$19.07	*	$19.12	$5.05

Institutional Class Shares
Net assets	$173,139,278		n/a	n/a
Shares outstanding (1,000,000,000
shares of $.0001 par value authorized)	9,086,561		n/a	n/a
Net Asset Value,Redemption Price
and Offering Price Per Share	$19.05	*	n/a	n/a

*           Redemption price may differ from NAV if redemption fee is applied.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (Continued)
March 31, 2007
(Unaudited)

	Leuthold Asset Allocation Fund	Leuthold Select Equities Fund	Leuthold Undervalued & Unloved Fund
ASSETS:
Investments, at value (cost $475,289,722,
$6,250,972 and $8,081,872,respectively)	$490,688,948	$7,053,966	$8,180,929
Cash	6,207,525	538	666
Receivable for fund shares sold	2,382,676	152,124	97,050
Receivable for investments sold	10,840,651	—	—
Deposit for short sales	—	—	—
Receivable from broker for proceeds on securities sold short	—	—	—
Interest receivable	1,410,313	698	1,525
Dividends receivable	238,476	3,891	15,800
Receivable from Adviser	—	2,049	2,241
Other assets	60,016	23,489	25,050
Total Assets	511,828,605	7,236,755	8,323,261
LIABILITIES:
Collateral on securities loaned	141,888,060	—	—
Securities sold short, at market value
(proceeds $0,$0 and $0,respectively)	—	—	—
Payable for investments purchased	4,312,625	—	—
Payable for fund shares purchased	170,030	—	—
Payable to Adviser	279,203	—	—
Payable to Custodian	415,099
Dividends payable	—	—	—
Accrued expenses and other liabilities	308,793	13,107	11,419
Total Liabilities	147,373,810	13,107	11,419
NET ASSETS	$364,454,795	$7,223,648	$8,311,842

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (Continued)
March 31, 2007
(Unaudited)

	Leuthold Asset Allocation Fund		Leuthold Select Equities Fund	Leuthold Undervalued & Unloved Fund
NET ASSETS CONSIST OF:
Capital stock	$347,094,746		$6,489,704	$8,249,385
Accumulated net investment income/(loss)	344,117		(13,018)	4,807
Accumulated net realized gain/(loss) on investments	1,610,078		(56,032)	(41,407)
Net unrealized appreciation
on investments and short positions	15,405,854		802,994	99,057
Total Net Assets	$364,454,795		$7,223,648	$8,311,842

Retail Class Shares
Net assets	$291,218,977		$7,223,648	$8,311,842
Shares outstanding (1,000,000,000
shares of $.0001 par value authorized)	27,210,474		675,709	803,062
Net Asset Value, Redemption Price
and Offering Price Per Share	$10.70	*	$10.69	$10.35	*

Institutional Class Shares
Net assets	$73,235,818		n/a	n/a
Shares outstanding (1,000,000,000
shares of $.0001 par value authorized)	6,843,614		n/a	n/a
Net Asset Value, Redemption Price
and Offering Price Per Share	$10.70	*	n/a	n/a

*	Redemption price may differ from NAV if redemption fee is applied.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2007
(Unaudited)

	Leuthold Core Investment Fund	Leuthold Select Industries Fund	Grizzly Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld
of $15,115,$418 and $409,respectively)	$12,187,113	$787,416	$—
Interest income	13,715,625	30,201	1,707,376
Total investment income	25,902,738	817,617	1,707,376
EXPENSES:
Investment advisory fee (Note 3)	7,463,205	382,325	221,459
Administration fee	430,230	12,889	9,671
Transfer agent fees and expenses	123,940	9,869	5,081
Legal fees	101,328	2,953	1,213
Audit fees	46,774	7,463	21,204
Fund accounting fees and expenses	118,382	3,978	4,202
Custody fees	77,044	9,660	1,322
Shareholder servicing fees and expenses	750,392	38,233	17,716
Federal and state registration	73,894	22,039	15,969
Reports to shareholders	170,208	8,272	1,239
Directors’ fees and expenses	31,481	1,932	510
Distribution (Rule 12b-1) fees	—	—	—
Other	84,497	2,965	2,380
Total expenses before dividends and interest on short positions	9,471,375	502,578	301,966
Dividends and interest on short positions	—	—	208,798
Securities Lending credit (See Note 9)	(523,200)	(18,840)	—
Reimbursement from Adviser	—	—	—
Recoupment by Adviser	—	—	—
Total expenses	8,948,175	483,738	510,764
NET INVESTMENT INCOME/(LOSS)	16,954,563	333,879	1,196,612

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Operations (Continued)
For the Six Months Ended March 31, 2007
(Unaudited)

	Leuthold Core Investment Fund	Leuthold Select Industries Fund	Grizzly Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND SHORT POSITIONS:
Net realized gain (loss) on:
Investments	$156,529,342	$9,829,422	$—
Investment companies	11,356,434	8,624	—
Short positions	—	—	(5,665,209)
Net unrealized appreciation (depreciation) during the year on:
Investments	(33,825,924)	(351,443)	—
Investment companies	22,074,602	—	—
Short positions	—	—	947,993
Net realized and unrealized gain (loss)
on investments and short positions	156,134,454	9,486,603	(4,717,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$173,089,017	$9,820,482	$(3,520,604)

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2007
(Unaudited)

	Leuthold Asset Allocation Fund	Leuthold Select Equities Fund	Leuthold Undervalued & Unloved Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld
of $15,115,$418 and $409,respectively)	$1,914,715	$31,938	$48,940
Interest income	2,133,740	5,143	4,433
Total investment income	4,048,455	37,081	53,373
EXPENSES:
Investment advisory fee (Note 3)	1,071,479	29,486	9,209
Administration fee	31,865	653	245
Transfer agent fees and expenses	48,929	1,958	292
Legal fees	16,947	6,104	7,820
Audit fees	4,284	4,988	6,123
Fund accounting fees and expenses	11,488	1,001	281
Custody fees	30,268	236	3,404
Shareholder servicing fees and expenses	—	—	—
Federal and state registration	26,959	5,030	3,914
Reports to shareholders	27,518	689	173
Directors’ fees and expenses	3,219	182	137
Distribution (Rule 12b-1) fees	271,870	7,371	3,070
Other	4,475	164	119
Total expenses before dividends and interest on short positions	1,549,301	57,862	34,787
Dividends and interest on short positions	—	—	—
Securities Lending credit (See Note 9)	(38,080)	—	—
Reimbursement from Adviser	—	(7,763)	(11,922)
Recoupment by Adviser	4,908	—	—
Total expenses	1,516,129	50,099	22,865
NET INVESTMENT INCOME/(LOSS)	2,532,326	(13,018)	30,508

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Statements of Operations (Continued)
For the Six Months Ended March 31, 2007
(Unaudited)

	Leuthold Asset Allocation Fund	Leuthold Select Equities Fund	Leuthold Undervalued & Unloved Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND SHORT POSITIONS:
Net realized gain (loss) on:
Investments	$2,129,538	$43,934	$(41,407)
Investment companies	603,047	4,488	—
Short positions	—	—	—
Net unrealized appreciation (depreciation) during the year on:
Investments	11,482,183	813,786	99,057
Investment companies	2,926,966	—
Short positions	—	—	—
Net realized and unrealized gain (loss)
on investments and short positions	17,141,734	862,208	57,650
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,674,060	$849,190	$88,158

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
	(Unaudited)
OPERATIONS:
Net investment income	$16,954,563	$39,027,090
Net realized gain on investments	167,885,776	16,365,360
Net unrealized appreciation (depreciation) on investments	(11,751,322)	33,536,607
Net increase in net assets from operations	173,089,017	88,929,057
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income – Retail Class	(14,977,162)	(36,214,922)
From net investment income – Institutional Class	(1,698,025)	(2,287,242)
From net realized gains – Retail Class	(7,028,690)	(52,860,537)
From net realized gains – Institutional Class	(734,010)	─
Total distributions	(24,437,887)	(91,362,701)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold – Retail Class	12,880,617	720,319,818
Proceeds from shares sold – Institutional Class	22,754,120	141,259,594
Proceeds from shares issued to holders in
reinvestment of dividends – Retail Class	20,403,661	83,593,622
Proceeds from shares issued to holders in
reinvestment of dividends – Institutional Class	2,066,277	1,940,121
Cost of shares redeemed – Retail Class*	(179,875,469)	(426,785,031)
Cost of shares redeemed – Institutional Class*	(3,860,307)	(1,330,668)
Net increase (decrease) in net assets
from capital share transactions	(125,631,101)	518,997,456
TOTAL INCREASE IN NET ASSETS	23,020,029	516,563,812
NET ASSETS:
Beginning of period	1,629,510,863	1,112,947,051
End of period (including accumulated net investment
income of $3,269,701 and $2,990,325, respectively)	$1,652,530,892	$1,629,510,863
CHANGES IN SHARES OUTSTANDING:
Shares sold – Retail Class	697,309	41,144,127
Shares sold – Institutional Class	1,231,801	7,914,236
Shares issued to holders in reinvestment
of dividends – Retail Class	1,091,137	4,897,534
Shares issued to holders in reinvestment
of dividends – Institutional Class	110,542	110,999
Shares redeemed – Retail Class	(9,668,688)	(24,179,738)
Shares redeemed – Institutional Class	(205,878)	(75,139)
Net increase (decrease) in shares outstanding	(6,743,777)	29,812,019
* Net of redemption fees of (Retail Class):	$850	$10,163
* Net of redemption fees of (Institutional Class):	$ ─	$360

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months Ended March 31,2007	Year Ended September 30,2006
	(Unaudited)

OPERATIONS:
Net investment gain	$333,879	$200,294
Net realized gain on investments	9,838,046	768,952
Net unrealized appreciation (depreciation)
on investments during the period	(351,443)	3,759,420
Net increase in net assets from operations	9,820,482	4,728,666
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(520,162)	(186,217)
From net realized gains	(1,276,160)	(525,301)
Total distributions	(1,796,322)	(711,518)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	638,020	102,719,187
Proceeds from shares issued to holders
in reinvestment of dividends	1,691,938	656,576
Cost of shares redeemed	(15,336,009)	(62,320,268)
Net increase (decrease) in net assets
from capital share transactions	(13,006,051)	41,055,495
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,981,891)	45,072,643
NET ASSETS:
Beginning of period	76,270,125	31,197,482
End of period (including accumulated net investment
income of $147,935 and $334,218,respectively)	$71,288,234	$76,270,125

CHANGES IN SHARES OUTSTANDING:
Shares sold	34,290	6,048,563
Shares issued to holders in reinvestment of dividends	91,297	39,412
Shares redeemed	(818,201)	(3,608,089)
Net increase (decrease) in shares outstanding	(692,614)	2,479,886

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months Ended March 31,2007	Year Ended September 30,2006
	(Unaudited)
OPERATIONS:
Net investment gain	$1,196,612	$4,731,665
Net realized loss on short positions	(5,665,209)	(13,935,068)
Net unrealized appreciation (depreciation)
on short positions during the period	947,993	(1,241,976)
Net decrease in net assets from operations	(3,520,604)	(10,445,379)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,173,340)	(4,654,052)
Total distributions	(1,173,340)	(4,654,052)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,419,708	145,206,015
Proceeds from shares issued to holders
in reinvestment of dividends	683,735	3,524,411
Cost of shares redeemed	(26,686,963)	(139,592,870)
Net increase (decrease) in net assets
from capital share transactions	(14,583,520)	9,137,556
TOTAL DECREASE IN NET ASSETS	(19,277,464)	(5,961,875)
NET ASSETS:
Beginning of period	48,722,993	54,684,868
End of period (including accumulated net investment
income of $100,885 and $77,613,respectively)	$29,445,529	$48,722,993

CHANGES IN SHARES OUTSTANDING:
Shares sold	2,190,009	22,951,853
Shares issued to holders in reinvestment of dividends	133,619	589,588
Shares redeemed	(5,058,234)	(23,115,132)
Net increase (decrease) in shares outstanding	(2,734,606)	426,309

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Statements of Changes in Net Assets

	Six Months Ended March 31,2007	Period from May 24,2006(1)through September 30,2006
	(Unaudited)
OPERATIONS:
Net investment gain	$2,532,326	$262,386
Net realized gain (loss) on investments	2,732,585	(1,122,507)
Net unrealized appreciation
on investments during the period	14,409,149	996,705
Net increase in net assets from operations	19,674,060	136,584
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(2,158,171)	—
From net investment income - Institutional Class	(292,424)	—
Total distributions	(2,450,595)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	304,691,196	78,545,320
Proceeds from shares sold - Institutional Class	97,152,166	—
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	2,026,538	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	289,876	—
Cost of shares redeemed - Retail Class *	(109,439,800)	(1,108,874)
Cost of shares redeemed - Institutional Class *	(25,061,676)	—
Net increase in net assets from capital share transactions	269,658,300	77,436,446
TOTAL INCREASE IN NET ASSETS	286,881,765	77,573,030
NET ASSETS:
Beginning of period	77,573,030	—
End of period (including accumulated net investment
income of $344,117 and $262,386,respectively)	$364,454,795	$77,573,030

CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	29,376,581	8,087,502
Shares sold - Institutional Class	9,154,264
Shares issued to holders in reinvestment
of dividends - Retail Class	193,961
Shares issued to holders in reinvestment
of dividends - Institutional Class	27,193
Shares redeemed - Retail Class	(10,333,296)	(114,274)
Shares redeemed - Institutional Class	(2,337,843)	—
Net increase in shares outstanding	26,080,860	7,973,228

* Net of redemption fees of (Retail Class):	$3,647	$—
* Net of redemption fees of (Institutional Class):	$—	$—

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Statements of Changes in Net Assets

	Six Months Ended March 31,2007	Period from May 24,2006(1)through September 30,2006
	(Unaudited)
OPERATIONS:
Net investment loss	$(13,018)	$(2,707)
Net realized gain (loss) on investments	48,422	(104,454)
Net unrealized appreciation (depreciation)
on investments during the period	813,786	(10,792)
Net increase (decrease) in net assets from operations	849,190	(117,953)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,405,498	3,704,493
Cost of shares redeemed	(2,312,755)	(304,825)
Net increase in net assets from capital share transactions	3,092,743	3,399,668
TOTAL INCREASE IN NET ASSETS	3,941,933	3,281,715
NET ASSETS:
Beginning of period	3,281,715	—
End of period (including accumulated net investment
income loss of $(13,018) and $0,respectively)	$7,223,648	$3,281,715

CHANGES IN SHARES OUTSTANDING:
Shares sold	542,788	391,304
Shares redeemed	(225,656)	(32,727)
Net increase in shares outstanding	317,132	358,577

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Statements of Changes in Net Assets

Period from November 14,2006(1) through March 31,2007
(Unaudited)
OPERATIONS:
Net investment income	$30,508
Net realized loss on investments	(41,407)
Net unrealized appreciation
on investments during the period	99,057
Net increase in net assets from operations	88,158
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,701)
Total distributions	(25,701)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,472,678
Proceeds from shares issued to holders
in reinvestment of dividends	25,533
Cost of shares redeemed*	(248,826)
Net increase in net assets
from capital share transactions	8,249,385
TOTAL INCREASE IN NET ASSETS	8,311,842
NET ASSETS:
Beginning of period	—
End of period (including accumulated
net investment income of $4,807)	$8,311,842

CHANGES IN SHARES OUTSTANDING:
Shares sold	824,604
Shares issued to holders in reinvestment of dividends	2,487
Shares redeemed	(24,029)
Net increase in shares outstanding	803,062

* Net of redemption fee	$—

(1)           Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund – Retail
Financial Highlights

	Six Months Ended		Years Ended September 30,
	March 31, 2007		2006	2005	2004	2003	2002
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.45		$17.50	$15.49	$13.39	$9.95	$10.92
Income (loss) from
investment operations:
Net investment income(1)	0.22		0.43	0.09	—	0.09	0.20
Net realized and unrealized
gains (losses) on investments
and short positions	1.68		0.68	2.65	2.15	3.44	(0.97)
Total from investment
operations	1.90		1.11	2.74	2.15	3.53	(0.77)
Less distributions:
From net investment income	(0.19)		(0.42)	(0.09)	—	(0.09)	(0.20)
In excess of net
investment income	—		—	—	(0.05)	—	—
From net realized gains	(0.09)		(0.74)	(0.64)	—	—	—
Total distributions	(0.28)		(1.16)	(0.73)	(0.05)	(0.09)	(0.20)
Net asset value, end of period	$19.07		$17.45	$17.50	$15.49	$13.39	$9.95

Total return	10.90	%(5)	6.64%	18.26%	16.03%	35.60%	(7.21)%
Supplemental data and ratios:
Net assets, end of period	$1,479,391,614		$1,490,923,347	$1,112,947,051	$511,455,363	$317,603,196	$116,363,247
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	1.09	%(6)	1.39%	1.74%	1.37%	1.31%	1.25%
After expense reimbursement(2)	1.09	%(6)	1.39%	1.74%	1.37%	1.31%	1.25%
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement(3)	2.04	%(6)	2.51%	0.67%	(0.03)%	0.71%	1.85%
After expense reimbursement(3)	2.04	%(6)	2.51%	0.67%	(0.03)%	0.71%	1.85%
Portfolio turnover rate(4)	82.89%		86.40%	163.88%	132.96%	89.59%	132.77%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.09% and 1.09%,respectively,for the period ended March 31,2007,1.08% and 1.08%,respectively,for the year ended September 30,2006,1.19% and 1.19%,respectively,for the year ended September 30,2005,1.21% and 1.21%,respectively,for the year ended September 30,2004,1.21% and 1.21%,respectively,for the year ended September 30,2003,and 1.21% and 1.21%,respectively,for the year ended September 30,2002.

(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund – Institutional
Financial Highlights

	Six Months Ended March 31,2007	Period from January 31,2006(1) through September 30,2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$17.43	$17.74
Income (loss) from investment operations:
Net investment income(2)	0.23	0.30
Net realized and unrealized gains (losses)
on investments and short positions	1.68	(0.27)
Total from investment operations	1.91	0.03
Less distributions:
From net investment income	(0.20)	(0.34)
From net realized gains	(0.09)	—
Total distributions	(0.29)	(0.34)
Net asset value, end of period	$19.05	$17.43

Total return(6)	10.97%	0.17%
Supplemental data and ratios:
Net assets, end of period	$173,139,278	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement(3)(7)	0.99%	1.32%
After expense reimbursement(3)(7)	0.99%	1.32%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)(7)	2.13%	2.83%
After expense reimbursement(4)(7)	2.13%	2.83%
Portfolio turnover rate(5)	82.89%	86.40%

(1)	Commencement of share class operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 0.99% and 0.99%,respectively,for the period ended March 31,2007,0.99% and 0.99%,respectively,for the period ended September 30,2006.

(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Financial Highlights

	Six Months Ended		Years Ended September 30,
	March 31,2007		2006	2005	2004	2003	2002
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.25		$16.07	$12.26	$10.40	$7.50	$9.96
Income (loss) from
investment operations:
Net investment income (loss)(1)	0.09		0.04	(0.02)	(0.13)	(0.11)	(0.15)
Net realized and unrealized
gains (losses) on investments	2.21		1.34	3.83	1.99	3.01	(2.31)
Total from investment operations	2.30		1.38	3.81	1.86	2.90	(2.46)
Less distributions:
From net investment income	(0.12)		(0.03)	—	—	—	—
From net realized gains	(0.31)		(0.17)	—	—	—	—
Total distributions	(0.43)		(0.20)	—	—	—	—
Net asset value, end of period	$19.12		$17.25	$16.07	$12.26	$10.40	$7.50

Total return	13.40	%(2)	8.67%	31.08%	17.88%	38.67%	(24.70)%
Supplemental data and ratios:
Net assets, end of period	$71,288,234		$76,270,125	$31,197,482	$20,776,181	$17,215,408	$10,141,948
Ratio of expenses
to average net assets:
Before expense
reimbursement or recovery	1.27	%(3)	1.30%	1.56%	1.63%	1.80%	1.90%
After expense
reimbursement or recovery	1.27	%(3)	1.32%	1.60%	1.72%	1.95%	1.95%
Ratio of net investment
income (loss) to average net assets:
Before expense
reimbursement or recovery	0.87	%(3)	0.26%	(0.16)%	(0.94)%	(1.41)%	(1.17)%
After expense
reimbursement or recovery	0.87	%(3)	0.24%	(0.20)%	(1.03)%	(1.56)%	(1.22)%
Portfolio turnover rate	70.50%		179.88%	156.11%	165.86%	184.71%	383.66%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Financial Highlights

	Six Months Ended		Years Ended September 30,
	March 31,2007		2006	2005	2004	2003	2002
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$5.69		$6.72	$7.56	$8.93	$14.17	$14.74
Income (loss) from
investment operations:
Net investment income (loss)(1)	0.19		0.36	0.08	(0.14)	(0.13)	(0.05)
Net realized and unrealized
gains (losses) on short positions	(0.65)		(1.04)	(0.84)	(1.23)	(3.76)	0.67
Total from investment operations	(0.46)		(0.68)	(0.76)	(1.37)	(3.89)	0.62
Less distributions:
From net investment income	(0.18)		(0.35)	(0.08)	—	—	(0.03)
From net realized gains	—		—	—	—	(1.25)	(1.16)
Return of capital	—		—	— (5)	—	(0.10)	—
Total distributions	(0.18)		(0.35)	(0.08)	—	(1.35)	(1.19)
Net asset value, end of period	$5.05		$5.69	$6.72	$7.56	$8.93	$14.17

Total return	(8.11	)%(6)	(10.23)%	(10.00)%	(15.34)%	(29.68)%	5.80%
Supplemental data and ratios:
Net assets, end of period	$29,445,529		$48,722,993	$54,684,868	$21,754,861	$22,332,738	$32,049,740
Ratio of expenses
to average net assets:
Before expense
reimbursement or recovery(2)	2.88	%(7)	2.93%	2.94%	3.60%	3.49%	2.85%
After expense
reimbursement or recovery(2)	2.88	%(7)	2.93%	2.94%	3.60%	3.61%	3.37%
Ratio of net investment
income (loss) to average net assets:
Before expense
reimbursement or recovery(3)	6.75	%(7)	5.57%	1.66%	(2.31)%	(1.75)%	(0.17)%
After expense
reimbursement or recovery(3)	6.75	%(7)	5.57%	1.66%	(2.31)%	(1.87)%	(0.69)%
Portfolio turnover rate(4)	0%		0%	0%	0%	0%	0%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement or recovery and after expense reimbursement or recovery ratios excluding dividends on short positions were 1.70% and 1.70% ,respectively, for the six months ended March 31,2007, 1.57% and 1.57%,respectively,for the year ended September 30,2006,1.77% and 1.77%,respectively,for the year ended September 30,2005,2.12% and 2.12%,respectively,for the year ended September 30,2004,1.95% and 2.07%,respectively, for the year ended September 30,2003,1.98% and 2.50% respectively, for the year ended September 30,2002.

(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Less than one cent per share.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund – Retail
Financial Highlights

	Six Months Ended	Period from May 24,2006(1)through
	March 31,2007	September 30,2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.73	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.07	0.03
Net realized and unrealized gains (losses)
on investments and short positions	0.99	(0.30)
Total from investment operations	1.06	(0.27)
Less distributions:
From net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$10.70	$9.73

Total return(6)	10.95%	(2.70)%
Supplemental data and ratios:
Net assets, end of period	$291,218,977	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement(3)(7)	1.29%	1.78%
After expense reimbursement(3)(7)	1.29%	1.73%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)(7)	0.32%	2.71%
After expense reimbursement(4)(7)	0.32%	2.76%
Portfolio turnover rate(5)	86.77%	26.83%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.29% and 1.29%,respectively,for the period ended March 31,2007,1.55% and 1.50%,respectively,for the period ended September 30,2006.

(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund – Institutional
Financial Highlights

Period from January 31,2007(1) through March 31,2007
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.61
Income from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gains on investments and short positions	0.10
Total from investment operations	0.12
Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$10.70

Total return(6)	1.93%
Supplemental data and ratios:
Net assets, end of period	$73,235,818
Ratio of expenses to average net assets:
Before expense reimbursement(3)(7)	1.06%
After expense reimbursement(3)(7)	1.06%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)(7)	2.03%
After expense reimbursement(4)(7)	2.03%
Portfolio turnover rate(5)	86.77%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.06% and 1.06%,respectively,for the period ended March 31,2007.

(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Financial Highlights

	Six Months Ended	Period from May 24, 2006(1)through
	March 31,2007	September 30,2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	(0.01)
Net realized and unrealized gains (losses)
on investments and short positions	1.56	(0.84)
Total from investment operations	1.54	(0.85)
Net asset value, end of period	$10.69	$9.15

Total return(3)	16.83%	(8.50)%
Supplemental data and ratios:
Net assets, end of period	$7,223,648	$3,281,715
Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.96%	6.20%
After expense reimbursement(4)	1.85%	1.85%
Ratio of net investment income loss to average net assets:
Before expense reimbursement(4)	(0.55)%	(4.74)%
After expense reimbursement(4)	(0.44)%	(0.39)%
Portfolio turnover rate	104.08%	88.00%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Financial Highlights

Period from November 14,2006(1) through March 31,2007
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss(2)	0.05
Net realized and unrealized gains
on investments and short positions	0.35
Total from investment operations	0.40
Less distributions:
From net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$10.35

Total return(3)	3.96%
Supplemental data and ratios:
Net assets, end of period	$8,311,842
Ratio of expenses to average net assets:
Before expense reimbursement(4)	2.83%
After expense reimbursement(4)	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	1.15%
After expense reimbursement(4)	2.48%
Portfolio turnover rate	23.95%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS 49.57%
Airlines 5.23%
AMR Corp.(a)(b)	887,591	$27,027,146
Continental Airlines,
Inc.(a)(b)	667,080	24,275,041
U.S.Airways Group,
Inc.(a)(b)	330,998	15,053,789
UAL Corp.(a)(b)	527,932	20,151,164
		86,507,140
Building Products 0.25%
Masco Corp.	153,942	4,218,011

Chemicals 2.85%
Air Products & Chemicals,Inc.249,173		18,428,835
Airgas, Inc.	233,917	9,859,601
Praxair, Inc.	298,175	18,773,098
		47,061,534
Communications Equipment 0.27%
Superior Essex, Inc.(a)	128,516	4,455,650

Diversified Telecommunication Services 5.97%
Alltel Corp.	66,107	4,098,634
At&t, Inc.	443,796	17,498,876
Chunghwa Telecom
Company Ltd.- ADR	404,964	8,066,883
Citizens Communications
Co.(b)	277,835	4,153,633
Embarq Corp.(b)	155,791	8,778,823
Philippine Long Distance
Telephone - ADR (b)	78,589	4,149,499
Qwest Communications
International (a)(b)	1,273,854	11,451,948
Tele Norte Leste
Participacoes SA - ADR (b)	315,742	4,369,869

		Market
	Shares	Value
Diversified Telecommunication
Services 5.97% (Continued)
Telefonos de Mexico
SA de CV - ADR	392,944	$13,124,330
Verizon
Communications, Inc.	431,776	16,372,946
Windstream Corp.	446,613	6,560,745
		98,626,186
Food & Staples Retailing - 0.52%
BJ's Wholesale Club, Inc.(a)	148,394	5,020,169
Performance Food
Group Co.(a) (b)	118,345	3,653,310
		8,673,479
Health Care Benefits 0.51%
Wellpoint, Inc.(a)	103,249	8,373,494

Health Care Providers & Services 3.00%
Aetna, Inc.	274,136	12,004,416
AMERIGROUP
Corp.(a) (b)	247,431	7,521,902
Cigna Corp.	57,523	8,206,231
Health Net, Inc.(a) (b)	104,015	5,597,047
Humana, Inc.(a) (b)	136,822	7,938,413
UnitedHealth Group, Inc.	157,090	8,321,057
		49,589,066
Hospital And Medical Service Plans 0.51%
WellCare Health
Plans, Inc.(a)(b)	99,307	8,465,922

Household Durables 0.29%
Ethan Allen Interiors, Inc.	134,526	4,754,149

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Insurance 4.52%
Arch Capital Group Ltd.(a)	121,582	$8,293,108
Endurance Specialty
Holdings Ltd	106,788	3,816,603
Everest Re Group Ltd.(b)	196,472	18,894,712
IPC Holdings Ltd	128,516	3,707,687
Loews Corp.- Carolina
Group (b)	180,292	13,631,878
Odyssey Re Holdings Corp.	85,985	3,380,070
PartnerRe Ltd	111,411	7,636,110
Reinsurance Group
Of America	81,363	4,696,273
RenaissanceRe
Holdings Ltd.	213,114	10,685,536
		74,741,977
IT Services 0.50%
Accenture Ltd.	214,039	8,249,063

Machinery 0.32%
Kennametal, Inc.	77,664	5,250,863

Metals & Mining 8.14%
Alcan, Inc.(b)	164,224	8,572,493
Alcoa, Inc.	274,786	9,315,245
Aluminum Corp of
China Ltd.- ADR (b)	177,971	4,625,466
BHP Billiton
Ltd.- ADR (b)	381,876	18,501,892
Century Aluminum
Co.(a) (b)	144,427	6,770,738
Companhia Vale do
Rio Doce - ADR (b)	406,724	15,044,721
FNX Mining Co,Inc.(a) (c)	221,405	4,851,924
Freeport-McMoRan
Copper & Gold, Inc.(b)	96,650	6,397,263

		Market
	Shares	Value
Metals & Mining 8.14% (Continued)
Hudbay Minerals,
Inc.(a) (c)	180,981	$3,188,526
Ipsco,Inc.(b)	61,484	8,078,998
Lionore Mining
Intl,Ltd.(a) (c)	320,864	5,341,712
PAN American Silver
Corp.(a)(b)	113,678	3,363,732
Rio Tinto PLC - ADR	80,701	18,384,495
Southern Copper Corp.	157,006	11,251,050
Titanium Metals
Corp.(a)(b)	301,144	10,805,047
		134,493,302
Multiline Retail 0.48%
Family Dollar
Stores, Inc.(b)	268,127	7,941,922

Oil & Gas - 1.74%
ChevronTexaco Corp.(b)	158,102	11,693,224
Exxon Mobil Corp.	149,319	11,266,118
Valero Energy Corp.(b)	88,951	5,736,450
		28,695,792
Pharmaceuticals 7.56%
Abbott Laboratories	213,114	11,891,761
AstraZeneca PLC - ADR	300,024	16,096,288
Bristol-Myers Squibb Co.	429,002	11,909,096
Eli Lilly & Co.(b)	129,903	6,977,090
GlaxoSmithKline
PLC - ADR (b)	233,917	12,926,253
Johnson & Johnson	274,136	16,519,435
Merck & Co., Inc.	432,238	19,091,953
Novartis AG - ADR	307,421	16,794,409
Pfizer, Inc.	249,173	6,294,110

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value

Pharmaceuticals 7.56% (Continued)
Wyeth	127,129	$6,360,264
		124,860,659
Specialty Retail 0.96%
Autozone, Inc.(a) (b)	67,032	8,589,480
Claire's Stores, Inc.	226,521	7,275,855
		15,865,335
Textiles, Apparel & Luxury Goods 0.26%
Jones Apparel Group, Inc.	142,847	4,389,688

Tobacco 3.01%
Altria Group, Inc.	222,360	19,525,432
Reynolds American, Inc.(b)	306,496	19,128,415
UST, Inc.(b)	190,000	11,016,200
		49,670,047
Wireless Telecommunication Services 2.68%
America Movil SA
de CV - ADR (b)	144,234	6,892,943
Leap Wireless
International, Inc.(a)(b)	64,258	4,239,743
Millicom Intl
Cellular, SA (a)(b)	64,720	5,071,459
Mobile Telesystems -
ADR (a) (b)	142,384	7,967,809
NII Holdings, Inc.(a)(b)	94,769	7,029,964
SK Telecom Co.,
Ltd.- ADR	179,830	4,211,619
United States Cellular
Corp.(a)	67,494	4,957,434

		Market
	Shares	Value
Wireless Telecommunication
Services 2.68% (Continued)
Vodafone Group,
PLC - ADR (b)	144,234	$3,874,125
		44,245,096
Total Common Stocks
(Cost $705,682,266)		819,128,375

INVESTMENT COMPANIES16.72%
Exchange Traded Funds 12.63%
iShares China 25 Fund (b)	140,668	$14,408,623
iShares MSCI Brazil
Index Fund (b)	207,402	10,208,327
iShares MSCI Emerging
Markets Index Fund (b)	125,126	14,577,179
iShares MSCI Japan
Index Fund	3,269,558	47,637,460
iShares MSCI Malaysia
Index Fund (b)	382,895	4,146,753
iShares MSCI South
Africa Fund (b)	39,191	4,754,652
iShares MSCI South
Korea Index Fund (b)	224,123	11,331,659
iShares MSCI Taiwan
Index Fund (b)	258,218	3,599,559
iShares S&P Latin
America Fund (b)	50,653	9,034,469
iShares Silver Trust (a) (b)	47,000	6,275,440
Nasdaq-100 Index
Tracking Stock (b)	1,133,479	49,340,341
SPDR Trust Series 1 (b)	234,838	33,346,996
		208,661,458

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Mutual Fund 4.09%
Fidelity Japan Fund	367,007	$6,525,380
ING Russia Fund	192,432	12,369,528
Matthews China Fund	841,277	21,217,009
Matthews India Fund (a)	353,785	5,200,641
Matthews Japan Fund (a)	177,710	3,072,607
Matthews Korea Fund	1,170,987	6,920,532
USGI Accolade
Funds: Eastern
European Fund (a)	260,329	12,313,580
		67,619,277

Total Investment Companies
(Cost $228,296,668)		276,280,735

	Principal	Market
	Amount	Value
CORPORATE BONDS 4.94%
Citigroup Funding,
Inc.(Aluminum)
4.450%,05/22/2008 (d)	$11,159,000	11,151,189
Citigroup Funding,
Inc.(Copper)
4.450%,05/22/2008 (d)	20,296,000	22,924,332
Citigroup Funding,
Inc.(Nickel)
4.450%,05/22/2008 (d)	15,016,000	17,520,669
Citigroup Funding,
Inc.(Tin)
4.450%,05/22/2008 (d)	2,651,000	2,810,060
Citigroup Funding,
Inc.(Zinc)
4.450%,05/22/2008 (d)	7,187,000	6,946,954

	Principal	Market
	Amount	Value
CORPORATE BONDS 4.94% (Continued)
Citigroup Funding,
Inc.(Lead)
4.450%,05/22/2008 (d)	3,297,000	$3,704,179
Toyota Motor Credit Corp.
0.000%,01/29/2010	16,709,000	16,515,176
Total Corporate Bonds
(Cost $76,231,456)		81,572,559

FOREIGN GOVERNMENT BONDS 5.18%
Australian Government
Bond (c)
5.250%,08/15/2010	$64,664,000	50,897,957
New Zealand
Government Bond (c)
6.000%,11/15/2011	49,839,000	34,738,624
Total Foreign
Government Note/Bonds
(Cost $84,731,069)		85,636,581

U.S. TREASURY OBLIGATIONS 18.15%
U.S. Treasury Note 18.15%
4.750%,12/31/2008 (b)	167,093,000	167,314,900
4.250%,10/15/2010 (b)	73,386,000	72,735,286
4.875%,04/30/2011 (b)	59,278,000	59,991,174
		300,041,360

Total U.S. Treasury Obligations
(Cost $298,125,061)		300,041,360

SHORT-TERM INVESTMENTS 3.83%
Corporate Bonds - 3.83%
Societe Generale
5.270%,04/02/2007	63,305,854	63,305,854

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

	Principal	Market
	Amount	Value
Demand Notes 0.00%
U.S.Bank,N.A.
5.070%	676	$676
Total Short-Term
Investments
(Cost $63,306,530)		63,306,530

	Shares
INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
COLLATERAL 40.00%
Mutual Fund 40.00%
Mount Vernon
Securities Lending
Prime Portfolio	661,056,275	661,056,275
Total Investments
Purchased with
Proceeds from Securities
Lending Collateral
(Cost $661,056,275)		661,056,275

Total Investments 138.39%
(Cost $2,117,429,325)		2,287,022,415

Liabilities in excess of
other assets (38.39)%		(634,491,523)
Total Net Assets 100.00%		$1,652,530,892

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of this security is on loan.
(c)	Foreign issue security
(d)	Performance is linked to the price of the referenced metal.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS 98.66%
Airlines 10.52%
AMR Corp.(a)(b)	75,676	$2,304,334
Continental Airlines, Inc.(a)(b)58,451		2,127,032
U.S. Airways Group, Inc.(a)	28,690	1,304,821
UAL Corp.(a)(b)	46,154	1,761,698
		7,497,885
Building Products 0.53%
Masco Corp.	13,922	381,463

Chemicals 5.75%
Air Products & Chemicals, Inc. 21,667		1,602,491
Airgas, Inc.	20,238	853,032
Praxair, Inc.	26,061	1,640,801
		4,096,324

Communications Equipment 0.53%
Superior Essex, Inc.(a)	10,970	380,330

Diversified Telecommunication
Services 11.99%
Alltel Corp.	5,827	361,274
At&t, Inc.	38,673	1,524,876
Chunghwa Telecom
Company Ltd.- ADR	35,723	711,602
Citizens Communications
Co.(b)	24,524	366,634
Embarq Corp.	13,777	776,334
Philippine Long Distance
Telephone - ADR	6,354	335,491
Qwest Communications
International (a)(b)	112,654	1,012,760
Tele Norte Leste
Participacoes SA - ADR (b)	25,527	353,294

		Market
	Shares	Value
Diversified Telecommunication
Services 11.99% (Continued)
Telefonos de Mexico
SA de CV - ADR	33,561	$1,120,938
Verizon
Communications, Inc.	37,183	1,409,979
Windstream Corp.	39,212	576,024
		8,549,206

Food & Staples Retailing 1.06%
BJ's Wholesale
Club, Inc.(a)	13,030	440,805
Performance Food
Group Co.(a)	10,317	318,486
		759,291

Health Care Benefits 1.05%
WellCare Health
Plans, Inc.(a)	8,767	747,387

Health Care Providers & Services 7.08%
Aetna, Inc.	23,348	1,022,409
AMERIGROUP Corp.(a)	21,802	662,781
Cigna Corp.	5,050	720,433
Health Net, Inc.(a)	9,132	491,393
Humana, Inc.(a)	12,013	696,994
UnitedHealth Group, Inc.	13,792	730,562
Wellpoint, Inc.(a)	8,884	720,493
		5,045,065
Household Durables 0.58%
Ethan Allen Interiors, Inc.	11,803	417,118

Insurance 9.08%
Arch Capital Group Ltd.(a)	10,610	723,708

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Insurance 9.08% (Continued)
Endurance Specialty
Holdings Ltd	9,368	$334,812
Everest Re Group Ltd.	17,193	1,653,451
IPC Holdings Ltd	11,258	324,793
Loews Corp.- Carolina Group	14,734	1,114,038
Odyssey Re Holdings Corp.	7,516	295,454
PartnerRe Ltd	9,724	666,483
Reinsurance Group
Of America	7,249	418,412
RenaissanceRe
Holdings Ltd.	18,731	939,173
		6,470,324
IT Services 1.02%
Accenture Ltd.	18,795	724,359

Machinery 0.65%
Kennametal, Inc.	6,861	463,872

Metals & Mining 16.15%
Alcan, Inc.	14,141	738,160
Alcoa, Inc.	23,695	803,260
Aluminum Corp of
China Ltd.- ADR (b)	15,171	394,294
BHP Billiton
Ltd.- ADR (b)	33,528	1,624,432
Century Aluminum
Co.(a) (b)	12,502	586,094
Companhia Vale do
Rio Doce - ADR (b)	34,364	1,271,124
FNX Mining
Co, Inc.(a) (c)	17,702	386,789
Freeport-McMoRan
Copper & Gold, Inc.(b)	8,871	587,171

		Market
	Shares	Value
Metals & Mining 16.15% (Continued)
Hudbay
Minerals, Inc.(a)(b)(c)	15,310	$269,732
Ipsco, Inc.	5,299	696,289
Lionore Mining
Intl, Ltd.(a)(b)(c)	26,165	435,592
PAN American
Silver Corp.(a) (b)	8,767	259,416
Rio Tinto PLC - ADR	6,976	1,589,203
Southern Copper Corp.	13,078	937,169
Titanium
Metals Corp.(a) (b)	26,056	934,889
		11,513,614
Multiline Retail 0.98%
Family Dollar Stores, Inc.	23,578	698,380
Oil & Gas 2.82%
ChevronTexaco Corp.	13,785	1,019,538
Exxon Mobil Corp.(b)	13,146	991,866
		2,011,404

Pharmaceuticals 15.25%
Abbott Laboratories	18,764	1,047,031
AstraZeneca PLC - ADR	25,818	1,385,136
Bristol-Myers Squibb Co.	38,760	1,075,978
Eli Lilly & Co.(b)	11,161	599,457
GlaxoSmithKline
PLC - ADR	20,208	1,116,694
Johnson & Johnson (b)	24,110	1,452,869
Merck & Co., Inc.	37,097	1,638,574
Novartis AG - ADR	26,293	1,436,386
Pfizer,Inc.	22,257	562,212
Wyeth	11,094	555,033
		10,869,370

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Specialty Retail 1.88%
Autozone,Inc.(a)	5,534	$709,127
Claire's Stores, Inc.	19,601	629,584
		1,338,711
Textiles, Apparel & Luxury Goods 0.53%
Jones Apparel Group, Inc.	12,317	378,501
Tobacco 5.88%
Altria Group, Inc.	18,759	1,647,228
Reynolds American, Inc.(b)	25,929	1,618,229
UST, Inc.(b)	15,990	927,100
		4,192,557
Wireless Telecommunication Services 5.33%
America Movil SA
de CV – ADR (b)	12,392	592,214
Leap Wireless
International, Inc.(a)	5,058	333,727
Millicom Intl
Cellular,SA (a)(b)	5,717	447,984
Mobile Telesystems -
ADR (a) (b)	11,944	668,386
NII Holdings, Inc.(a)(b)	8,297	615,472
SK Telecom Co.,
Ltd.- ADR	14,132	330,971
United States
Cellular Corp.(a)	6,420	471,549
Vodafone Group,
PLC – ADR (b)	12,685	340,719
		3,801,022
Total Common Stocks
(Cost $59,910,509)		70,336,183

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS 1.40%
Societe Generale
5.270%,04/02/2007	$998,000	$997,856
Total Short-Term
Investments
(Cost $997,856)		997,856

	Shares
INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES
LENDING COLLATERAL 25.38%
Mutual Fund 25.38%
Mount Vernon
Securities Lending
Prime Portfolio	18,093,532	18,093,532
Total Investments
Purchased with Proceeds
from Securities
Lending Collateral
(Cost $18,093,532)		18,093,532
Total Investments 125.44%
(Cost $79,001,897)		89,427,571
Liabilities in Excess of
Other Assets (25.44)%		(18,139,337)
Total Net Assets 100.00%		$71,288,234

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Foreign issue security

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Investments
March 31, 2007
(Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS 1.18%
Societe Generale
5.270%,04/02/2007	$346,000	$345,950

Variable Rate Demand Notes 0.00%
U.S.Bank,N.A.
4.949%	500	500
Total Short-Term
Investments
(Cost $346,450)		346,450
Total Investments 1.18%
(Cost $346,450)		346,450
Other Assets in Excess
of Liabilities 98.82%		29,099,079
Total Net Assets 100.00%		$29,445,529

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS 97.59%
Automobiles 1.51%
Ford Motor Co.	56,508	$445,848

Biotechnology 4.83%
Affymetrix, Inc.(a)	14,452	434,572
OSI Pharmaceuticals,
Inc.(a)	13,738	453,354
Pdl Biopharma, Inc.(a)	24,682	535,599
		1,423,525
Chemicals 1.68%
Chemtura Corp.	45,262	494,714

Commercial Banks 3.02%
Pacific Capital Bancorp	13,472	432,721
Westamerica
Bancorporation	9,470	456,170
		888,891
Commercial Services & Supplies 3.08%
H&R Block, Inc.	21,459	451,497
HNI Corp.	9,919	455,580
		907,077
Communications Equipment 2.99%
Andrew Corp.(a)	41,598	440,523
Ciena Corp.(a)	15,725	439,514
		880,037
Computers & Peripherals 3.03%
Intermec, Inc.(a)	17,896	399,797
SanDisk Corp.(a)	11,238	492,224
		892,021
Containers & Packaging 1.46%
Owens-Illinois, Inc.(a)	16,705	430,488

		Market
	Shares	Value
Diversified Telecommunication
Services 1.47%
Sprint Corp.	22,768	$431,681

Electronic Equipment & Instruments 2.79%
AU Optronics Corp.
ADR - ADR	29,610	423,423
LG Philip LCD Co.,
Ltd.- ADR (a)	22,832	399,103
		822,526
Food Products 1.47%
Pilgrim’s Pride Corp.	12,996	431,337

Health Care Equipment & Supplies 5.63%
Advanced Medical
Optics, Inc.(a)	10,963	407,824
Bausch & Lomb, Inc.	9,204	470,877
Cooper Cos, Inc.	8,087	393,190
Sirona Dental Systems, Inc.	11,155	384,401
		1,656,292
Health Care Providers & Services 2.81%
Omnicare,Inc.	11,018	438,186
Tenet Healthcare Corp.(a)	60,410	388,436
		826,622
Hotels Restaurants & Leisure 3.09%
Scientific Games
Corp.- Class A (a)	14,709	482,896
Wendy’s International, Inc.	13,674	427,996
		910,892
Household Durables 10.11%
Beazer Homes USA, Inc.	9,012	261,618
Centex Corp.	7,583	316,818
DR Horton, Inc.	12,556	276,232

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Household Durables 10.11% (Continued)
Hovnanian
Enterprises, Inc.(a)	10,551	$265,463
Pulte Homes, Inc.	11,412	301,961
Ryland Group, Inc.	10,047	423,883
Sony Corp.- ADR	9,497	479,503
Standard-Pacific Corp.	15,725	328,181
Toll Brothers, Inc.(a)	11,769	322,235
		2,975,894
Insurance 1.26%
Conseco, Inc.(a)	21,486	371,708

Internet & Catalog Retail 3.14%
Amazon.Com, Inc.(a)	11,805	469,721
eBay, Inc.(a)	13,738	455,415
		925,136
Internet Software & Services 1.46%
Yahoo!, Inc.(a)	13,765	430,707

IT Services 3.05%
Hewitt Associates, Inc.(a)	16,550	483,756
Iron Mountain, Inc.(a)	15,863	414,500
		898,256
Machinery 1.49%
Briggs & Stratton Corp.	14,251	439,643

Marine 1.43%
Alexander & Baldwin, Inc.	8,316	419,459

Media 4.30%
New York Times Co.	17,539	412,342
Virgin Media, Inc.	18,427	465,282
XM Satellite Radio
Holdings, Inc.- Class A (a)	30,168	389,770
		1,267,394

		Market
	Shares	Value
Metals & Mining 3.18%
Consol Energy, Inc.	12,657	$495,268
Massey Energy Co.	18,335	439,857
		935,125
Oil & Gas 6.18%
Apache Corp.	6,200	438,340
Cheniere Energy, Inc.(a)	14,928	465,007
Pioneer Natural
Resources Co.	10,688	460,760
Quicksilver Resources,
Inc.(a)	11,467	456,043
		1,820,150
Oil Gas & Consumable Fuels 1.44%
Foundation Coal
Holdings, Inc.	12,355	424,271

Real Estate 1.58%
Pennsylvania Real Estate
Investment Trust	10,487	464,889

Road & Rail 1.50%
YRC Worldwide, Inc.(a)	10,981	441,656

Semiconductor & Semiconductor
Equipment 5.48%
Advanced Micro
Devices, Inc.(a)	27,549	359,790
Microsemi Corp.(a)	19,783	411,684
National Semiconductor
Corp.	18,326	442,390
PMC - Sierra, Inc.(a)	57,122	400,425
		1,614,289
Software 3.00%
NAVTEQ Corp.(a)	12,272	423,384

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Software 3.00% (Continued)
Nuance Communications,
Inc.(a)	30,132	$461,321
		884,705
Telecommunications 1.56%
Tim Participacoes
SA - ADR	14,150	459,592
Thrifts & Mortgage Finance 7.22%
Astoria Financial Corp.	15,826	420,813
First Niagara Financial
Group, Inc.	30,727	427,413
New York Community
Bancorp, Inc.	24,344	428,211
Sovereign Bancorp, Inc.	16,238	413,095
Webster Financial Corp.	9,067	435,307
		2,124,839
Water Utilities 1.35%
Aqua America, Inc.	17,658	396,422

Total Securities Sold Short
(Proceeds $29,250,878)		$28,736,086

Percentages are stated as a percent of net assets.
(a)      Non Income Producing.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS 52.37%
Aerospace & Defense 0.60%
Precision Castparts Corp.(b)	20,908	$2,175,477

Air Transport 0.51%
Ryanair Holdings
PLC - ADR (a) (b)	41,816	1,872,939

Airlines 0.85%
ExpressJet Holdings, Inc.(a)	13,341	77,911
Lan Airlines S A - ADR (b)	26,247	1,808,418
Republic Airways
Holdings, Inc.(a)	29,227	671,052
Skywest, Inc.	20,590	552,430
		3,109,811
Auto Components 0.35%
Magna Intl, Inc.	17,104	1,284,681

Automobiles 0.25%
General Motors Corp.(b)	29,203	894,780

Capital Markets 0.56%
MCG Capital Corp.	15,621	293,050
SEI Investments Co.	28,916	1,741,611
		2,034,661
Chemicals 2.07%
Albemarle Corp.	44,041	1,820,655
Cabot Corp.	40,482	1,932,206
Eastman Chemical Co.	6,152	389,606
Lyondell Chemical Co.(b)	45,861	1,374,454
Methanex Corp.	77,405	1,728,454
NL Industries (b)	28,769	313,582
		7,558,957

		Market
	Shares	Value
Commercial Banks 4.56%
Bancorpsouth, Inc.	33,907	$829,026
Bank of America Corp.	52,375	2,672,172
Chemical Financial Corp.	9,228	274,902
Comerica, Inc.	27,997	1,655,183
First Horizon
National Corp.(b)	29,854	1,239,837
Huntington Bancshares, Inc.	47,236	1,032,107
KeyCorp (b)	44,763	1,677,270
National City Corp.	43,774	1,630,581
Regions Financial Corp.	31,796	1,124,624
SunTrust Banks, Inc.	22,014	1,828,043
Wachovia Corp.(b)	33,183	1,826,724
Whitney Holding Corp.	26,983	825,140
		16,615,609
Commercial Services & Supplies 1.04%
Career Education Corp.(a)	6,996	213,378
Steelcase, Inc.	51,234	1,019,044
TeleTech
Holdings, Inc.(a) (b)	69,842	2,562,503
		3,794,925
Communications Equipment 0.50%
Cisco Systems, Inc.(a)	70,732	1,805,788

Computers & Peripherals 0.19%
Komag, Inc.(a) (b)	8,166	267,273
Palm, Inc.(a) (b)	23,992	434,975
		702,248
Consumer Finance 1.02%
Capital One
Financial Corp.(b)	28,769	2,170,909

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Consumer Finance 1.02% (Continued)
The First
Marblehead Corp.(b)	34,254	$1,537,662
		3,708,571
Diversified Financial Services 1.57%
Citigroup, Inc.	55,728	2,861,076
J.P.Morgan Chase & Co.	58,924	2,850,743
		5,711,819
Diversified Telecommunication Services 0.98%
Golden Telecom, Inc.	34,699	1,921,631
Telekomunikasi
Indonesia Tbk PT - ADR	38,258	1,650,450
		3,572,081
Electric Utilities 1.41%
Allete, Inc.	5,440	253,613
Cleco Corp.	17,359	448,383
Hawaiian Electric
Industries (b)	18,021	468,366
PG&E Corp.	37,695	1,819,538
Pinnacle West Capital Corp.	19,686	949,849
TECO Energy,Inc.	70,191	1,207,987
		5,147,736
Electronic Equipment & Instruments 0.80%
Anixter International, Inc.(a) (b)30,250		1,994,685
Arrow Electronics, Inc.(a)	24,146	911,511
		2,906,196
Energy Equipment & Services 1.17%
Bristow Group, Inc.(a)	5,705	207,947
Core Laboratories NV (a)	23,133	1,939,240
Lone Star Technologies (a)	11,399	752,676
Pioneer Drilling Co.(a)	21,664	274,916

		Market
	Shares	Value
Energy Equipment
& Services 1.17% (Continued)
Rowan Cos, Inc.	33,232	$1,079,043
		4,253,822
Food & Staples Retailing 0.17%
Supervalu, Inc.(b)	15,777	616,407

Health Care Benefits 0.50%
WellCare Health
Plans, Inc.(a)(b)	21,353	1,820,343

Health Care Providers & Services 0.56%
AMERIGROUP Corp.(a)	55,607	1,690,453
Kindred Healthcare, Inc.(a)	10,723	351,500
		2,041,953
Hotel/Motel 0.16%
Sunstone Hotel
Investments, Inc.	21,664	590,561

Household Durables 0.95%
Furniture Brands
International, Inc.(b)	15,621	246,499
Tempur-Pedic
International, Inc.(b)	83,188	2,162,056
Tupperware Corp.(b)	42,351	1,055,811
		3,464,366
Insurance 6.52%
ACE Ltd.	28,769	1,641,559
The Allstate Corp.	35,934	2,158,196
American Financial Group, Inc.37,900		1,290,116
Arch Capital Group Ltd.(a)	16,067	1,095,930
Argonaut Group, Inc.(a)(b)	9,228	298,618
Chubb Corp.	30,228	1,561,881
CNA Financial Corp.(a)(b)	44,041	1,897,727

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Insurance 6.52% (Continued)
Commerce Group, Inc.	29,854	$896,814
Genworth Financial, Inc.	50,577	1,767,160
LandAmerica Financial
Group, Inc.(b)	5,235	386,919
Lincoln National Corp.	1,954	132,462
Mercury General Corp.(b)	15,621	828,538
Nationwide Financial
Services	22,279	1,199,947
Old Republic
International Corp.	52,375	1,158,535
PartnerRe Ltd	14,053	963,193
Protective Life Corp.	19,119	842,001
RenaissanceRe
Holdings Ltd.	34,254	1,717,495
Safety Insurance Group, Inc.	5,440	218,253
Travelers Companies, Inc.	43,171	2,234,963
Unitrin, Inc.	18,021	848,248
Zenith National
Insurance Corp.(b)	13,341	630,629
		23,769,184
Internet Software & Services 0.08%
United Online, Inc.(b)	20,590	288,878

IT Services 0.44%
Infosys Technologies
Ltd - ADR	32,030	1,609,507

Leisure Equipment & Products 1.30%
Brunswick Corp.(b)	17,309	551,292
Hasbro, Inc.	64,504	1,846,104
Jakks Pacific, Inc.(a)(b)	13,341	318,850
Mattel, Inc.	73,846	2,035,934
		4,752,180

		Market
	Shares	Value
Machinery 1.16%
Manitowoc Co.	28,471	$1,808,762
Terex Corp.(a)	33,809	2,426,134
		4,234,896
Media 1.08%
DIRECTV
Group Inc/The (a)(b)	78,295	1,806,266
RCN Corp.(a)	9,951	254,248
The Walt Disney Co.(b)	54,272	1,868,585
		3,929,099
Metals & Mining 5.01%
Allegheny Technologies, Inc.	17,794	1,898,442
Chaparral Steel Co.	38,702	2,251,295
FNX Mining
Co, Inc.(a)(b)(c)	45,998	1,008,012
Gerdau Ameristeel Corp.	117,185	1,376,924
Hudbay
Minerals, Inc.(a)(b)(c)	37,477	660,270
Ipsco, Inc.	13,341	1,753,007
Lionore Mining
Intl, Ltd.(a)(b)(c)	66,438	1,106,053
Northgate
Minerals Corp.(a)	95,147	330,160
Nucor Corp.	14,543	947,186
Southern Copper Corp.	26,247	1,880,860
Titanium Metals Corp.(a)	52,493	1,883,449
United States Steel Corp.(b)	24,824	2,461,796
Worthington Industries (b)	33,232	683,915
		18,241,369
Multiline Retail 2.59%
Big Lots, Inc.(a)(b)	72,956	2,282,064
Dillard's Inc.	47,155	1,543,383

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Multiline Retail 2.59% (Continued)
JC Penney Co., Inc.(b)	24,022	$1,973,647
Kohl's Corp.(a) (b)	23,577	1,806,234
Sears Holdings Corp.(a) (b)	10,232	1,843,397
		9,448,725
Multi-Utilities 0.26%
Duke Energy Corp.(b)	46,650	946,528

Oil & Gas 1.74%
ChevronTexaco Corp.	32,460	2,400,742
Overseas Shipholding
Group, Inc.	14,800	926,480
Tesoro Petroleum Corp.	18,021	1,809,849
Valero Energy Corp.(b)	18,829	1,214,282
		6,351,353
Oil Drilling, Equipment & Services 0.60%
Devon Energy Corp.	31,591	2,186,729

Oil, Gas & Consumable Fuels - 0.46%
General Maritime Corp.(b)	8,166	235,834
Teekay Shipping Corp.	20,590	1,114,125
Tsakos Energy
Navigation Ltd.	6,477	336,804
		1,686,763
Paper & Forest Products 0.51%
International Paper Co.(b)	26,214	954,189
Louisiana-Pacific Corp.	44,763	897,946
		1,852,13
Personal Products 0.51%
NBTY, Inc.(a) (b)	34,699	1,840,435

Pharmaceuticals 2.49%
AstraZeneca PLC - ADR	24,912	1,336,529
Biovail Corp.	9,662	211,211

		Market
	Shares	Value
Pharmaceuticals 2.49% (Continued)
Forest Laboratories, Inc.(a)(b) 34,699		$1,784,917
Merck & Co., Inc.	38,702	1,709,467
Par Pharmaceutical
Cos, Inc.(a)(b)	15,621	392,400
Pfizer, Inc.	72,226	1,824,429
Schering Plough Corporation	71,622	1,827,077
		9,086,030
Real Estate 0.72%
Anthracite Capital, Inc.	24,149	289,788
Arbor Realty Trust, Inc.	9,951	302,908
Ashford Hospitality
Trust, Inc.	24,149	288,339
C.B.Richard Ellis
Group, Inc.(a)(b)	50,714	1,733,405
		2,614,440
Road & Rail 0.64%
Arkansas Best Corp.(b)	6,477	230,257
Swift Transportation
Co., Inc.(a)	67,173	2,093,111
		2,323,368
Semiconductor & Semiconductor
Equipment 0.06%
Omnivision
Technologies, Inc.(a)(b)	18,021	233,552

Software 0.50%
Oracle Corp.(a)	101,427	1,838,872

Specialty Retail 1.59%
Carmax, Inc.(a)	68,508	1,681,186
Guess ?, Inc.	45,375	1,837,234
OfficeMax, Inc.	37,368	1,970,788

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds
LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Specialty Retail 1.59% (Continued)
Rush Enterprises,
Inc.- Class A (a)	15,621	$300,080
		5,789,288
Telecommuincations 0.51%
BT Group PLC – ADR	31,140	1,868,711

Textiles, Apparel & Luxury Goods 0.08%
Kenneth Cole
Productions, Inc.	11,399	292,612

Thrifts & Mortgage Finance 0.48%
CharterMac	14,342	277,518
Flagstar Bancorp, Inc.(b)	19,927	238,128
The PMI Group Inc.	26,983	1,220,171
		1,735,817
Tobacco 1.15%
Altria Group, Inc.	21,798	1,914,082
Reynolds American, Inc.	30,339	1,893,457
Universal Corp.	6,477	397,364
		4,204,903
Wireless Telecommunication Services 1.12%
America Movil
SA de CV – ADR	39,147	1,870,835
Vimpel-Communications -
ADR (a)	23,133	2,193,934
		4,064,769
Total Common Stocks
(Cost $179,983,000)		$190,873,874

	Principal	Market
	Amount	Value
INVESTMENT COMPANIES 14.53%
Exchange Traded Funds - 11.27%
iShares China
25 Fund (b) $	$81,211	$8,318,443
iShares MSCI Brazil
Index Fund (b)	47,040	2,315,309
iShares MSCI Emerging
Markets Index Fund (b)	24,581	2,863,686
iShares MSCI Japan
Index Fund	597,920	8,711,694
iShares MSCI Malaysia
Index Fund (b)	86,979	941,983
iShares MSCI South
Africa Fund (b)	8,875	1,076,715
iShares MSCI South
Korea Index Fund (b)	90,868	4,594,286
iShares MSCI Taiwan
Index Fund	61,241	853,700
iShares S&P Latin
America Fund (b)	11,538	2,057,918
iShares Silver Trust (a) (b)	10,551	1,408,769
Nasdaq-100 Index
Tracking Stock (b)	107,467	4,678,038
SPDR Trust Series 1	22,832	3,242,144
		41,062,685

Mutual Fund 3.26%
Fidelity Japan Fund	99,623	1,771,306
ING Russia Fund	43,948	2,824,991
Japan Small Cap Fund (b)	202,930	2,530,537
Matthews India Fund (a)	79,533	1,169,130
Matthews Japan Fund (a)	47,483	820,987

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

	Principal	Market
	Amount	Value
Mutual Fund 3.26% (Continued)
USGI Accolade Funds:
Eastern European
Fund (a)	$58,679	$2,775,500
		11,892,451
Total Investment Companies
(Cost $50,030,390)		52,955,136

Corporate Bonds 4.49%
Citigroup Funding,
Inc.(Aluminum)
4.450%,05/22/2008 (d)	2,271,000	2,269,410
Citigroup Funding,
Inc.(Copper)
4.450%,05/22/2008 (d)	4,108,000	4,639,986
Citigroup Funding,
Inc.(Nickel)
4.450%,05/22/2008 (d)	3,084,000	3,598,411
Citigroup Funding,
Inc.(Tin)
4.450%,05/22/2008 (d)	542,000	574,520
Citigroup Funding,
Inc.(Zinc)
4.450%,05/22/2008 (d)	1,491,000	1,441,201
Citigroup Funding,
Inc.(Lead)
4.450%,05/22/2008 (d)	677,000	760,610
Toyota Motor Credit Corp.
0.000%,01/29/2010	3,122,000	3,085,785
Total Corporate Bonds
(Cost $15,279,390)		16,369,923

	Principal	Market
	Amount	Value
Foreign Government Bonds 4.94%
Australian Government
Bond (c)
5.250%,08/15/2010	13,703,000	$10,785,826
New Zealand Government
Bond (c)
6.000%,11/15/2011	10,371,000	7,228,762
Total Foreign
Government Note/Bonds
(Cost $17,680,584)		18,014,588

U.S. Treasury Obligations 19.37%
U.S. Treasury Note 19.37%
3.750%,05/15/2008 (b)	$8,758,000	8,653,657
4.750%,12/31/2008 (b)	28,243,000	28,280,507
4.250%,10/15/2010 (b)	17,282,000	17,128,761
4.875%,04/30/2011 (b)	16,328,000	16,524,442
		70,587,367
Total U.S. Treasury Obligations
(Cost $70,428,298)		70,587,367

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

LeutholdAssetAllocation Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES
LENDING COLLATERAL 38.93%
Mutual Fund 38.93%
Mount Vernon
Securities Lending
Prime Portfolio	141,888,060	$141,888,060
Total Investments
Purchased with Proceeds
from Securities
Lending Collateral
(Cost $141,888,060)		141,888,060

Total Investments 134.63%
(Cost $475,289,722)		$490,688,948
Liabilities in Excess
of Other Assets (34.63)%		(126,234,153)
Total Net Assets 100.00%		$364,454,795

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of this security is on loan.
(c)	Foreign issue security
(d)	Performance is linked to the price of the referenced metal.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS96.08%
Aerospace & Defense 2.27%
Precision Castparts Corp.	1,578	$164,191

Air Transport 1.96%
Ryanair Holdings
PLC - ADR (a)	3,157	141,402

Airlines 1.78%
Lan Airlines S A - ADR	1,865	128,498

Capital Markets 1.79%
SEI Investments Co.	2,152	129,615

Chemicals 5.56%
Albemarle Corp.	3,300	136,422
Cabot Corp.	2,870	136,985
Methanex Corp.	5,739	128,152
		401,559
Commercial Services & Supplies 2.51%
TeleTech Holdings, Inc.(a)	4,950	181,615

Communications Equipment 1.77%
Cisco Systems, Inc.(a)	5,022	128,212

Consumer Finance 1.65%
The First Marblehead Corp.	2,654	119,138

Diversified Telecommunication Services 3.71%
Golden Telecom, Inc.	2,654	146,978
Telekomunikasi Indonesia
Tbk PT - ADR	2,798	120,706
		267,684
Electronic Equipment & Instruments 2.03%
Anixter International,
Inc.(a)	2,224	146,651

		Market
	Shares	Value
Energy Equipment & Services 1.91%
Core Laboratories NV (a)	1,650	$138,320

Health Care Benefits 1.78%
WellCare Health
Plans, Inc.(a)	1,507	128,472

Health Care Providers & Services 1.69%
AMERIGROUP Corp.(a)	4,018	122,147

Household Durables 2.14%
Tempur-Pedic
International, Inc.	5,955	154,770

Insurance 3.63%
CNA Financial Corp.(a)	3,085	132,933
RenaissanceRe
Holdings Ltd.	2,583	129,511
		262,444
IT Services 1.65%
Infosys Technologies
Ltd - ADR	2,368	118,992

Leisure Equipment & Products 3.74%
Hasbro, Inc.	4,592	131,423
Mattel, Inc.	5,027	138,594
		270,017
Machinery 4.25%
Manitowoc Co.	2,081	132,206
Terex Corp.(a)	2,439	175,023
		307,229
Media 3.82%
DIRECTV Group
Inc/The (a)	5,955	137,382

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Media 3.82% (Continued)
The Walt Disney Co.	4,018	$138,340
		275,722
Metals & Mining 8.35%
Allegheny Technologies, Inc.	1,291	137,737
Chaparral Steel Co.	2,870	166,948
Southern Copper Corp.	2,081	149,124
Titanium Metals Corp.(a)	4,161	149,297
		603,106
Multiline Retail 9.74%
Big Lots, Inc.(a)	5,452	170,539
Dillard’s Inc.	3,587	117,402
JC Penney Co., Inc.	1,722	141,480
Kohl’s Corp.(a)	1,722	131,922
Sears Holdings Corp.(a)	789	142,146
		703,489
Personal Products 1.95%
NBTY, Inc.(a)	2,654	140,768

Pharmaceuticals 6.82%
AstraZeneca PLC - ADR	1,865	100,057
Forest Laboratories, Inc.(a)	2,439	125,462
Merck & Co., Inc.	2,941	129,904
Schering Plough Corporation	5,381	137,270
		492,693
Real Estate Management &
Development 1.70%
C.B. Richard Ellis
Group, Inc.(a)	3,587	122,604

Road & Rail 2.13%
Swift Transportation
Co., Inc.(a)	4,950	154,242

		Market
	Shares	Value
Software 1.84%
Oracle Corp.(a)	7,318	$132,675

Specialty Retail 5.84%
Carmax, Inc.(a)	5,022	123,240
Guess ?, Inc.	3,731	151,068
OfficeMax, Inc.	2,798	147,567
		421,875
Telecommunication Services 1.85%
BT Group PLC - ADR	2,224	133,462

Tobacco 2.01%
Altria Group, Inc.	1,650	144,886

Wireless Telecommunication Services 4.21%
America Movil
SA de CV - ADR	2,941	140,550
Vimpel-Communications -
ADR (a)	1,722	163,315
		303,865
Total Common Stocks
(Cost $6,137,350)		6,940,343

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS 1.57%
Variable Rate Demand Notes 1.57%
U.S. Bank, N.A.
4.949%	$113,623	$113,623
Total Short-Term
Investments
(Cost $113,623)		113,623
Total Investments 97.65%
(Cost $6,250,973)		7,053,966
Other Assets in Excess
of Liabilities 2.35%		169,682
Total Net Assets 100.00%		$7,223,648

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)      Non Income Producing.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments
March 31, 2007
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS 97.26%
Airlines 1.36%
ExpressJet Holdings, Inc.(a)	1,160	$6,774
Republic Airways
Holdings, Inc.(a)	2,542	58,364
Skywest, Inc.	1,791	48,053
		113,191
Auto Components 1.34%
Magna Intl, Inc.	1,488	111,764

Automobiles 0.94%
General Motors Corp.	2,540	77,826

Capital Markets 0.31%
MCG Capital Corp.	1,359	25,495

Chemicals 2.16%
Eastman Chemical Co.	510	32,298
Lyondell Chemical Co.	3,989	119,550
NL Industries	2,503	27,283
		179,131
Commercial Banks 17.39%
Bancorpsouth, Inc.	2,950	72,128
Bank of America Corp.	4,556	232,447
Chemical Financial Corp.	803	23,921
Comerica, Inc.	2,435	143,957
First Horizon National Corp.	2,597	107,853
Huntington Bancshares, Inc.	4,109	89,782
KeyCorp	3,894	145,908
National City Corp.	3,808	141,848
Regions Financial Corp.	2,766	97,834
SunTrust Banks, Inc.	1,915	159,022
Wachovia Corp.	2,887	158,929
Whitney Holding Corp.	2,347	71,771
		1,445,400

		Market
	Shares	Value
Commercial Services & Supplies 1.31%
Career Education Corp.(a)	580	$17,690
Steelcase, Inc.	4,595	91,395
		109,085
Computers & Peripherals 0.73%
Komag, Inc.(a)	710	23,238
Palm, Inc.(a)	2,087	37,838
		61,076
Consumer Finance 2.27%
Capital One Financial Corp.	2,503	188,876

Diversified Financial Services 5.98%
Citigroup, Inc.	4,848	248,896
J.P. Morgan Chase & Co.	5,126	247,996
		496,892
Electric Utilities 5.41%
Allete, Inc.	473	22,051
Cleco Corp.	1,585	40,941
Hawaiian Electric Industries	1,568	40,752
PG&E Corp.	3,279	158,278
Pinnacle West Capital Corp.	1,712	82,604
TECO Energy, Inc.	6,106	105,084
		449,710
Electronic Equipment & Instruments 0.96%
Arrow Electronics, Inc.(a)	2,116	79,879

Energy Equipment & Services 2.41%
Bristow Group, Inc.(a)	473	17,241
Lone Star Technologies (a)	992	65,501
Pioneer Drilling Co.(a)	1,884	23,908
Rowan Cos, Inc.	2,891	93,871
		200,521

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Food & Staples Retailing 0.62%
Supervalu, Inc.	1,308	$51,104

Health Care Providers & Services 0.37%
Kindred Healthcare, Inc.(a)	933	30,584

Hotel/Motel 0.62%
Sunstone Hotel
Investments, Inc.	1,884	51,358

Household Durables 1.36%
Furniture Brands
International, Inc.	1,359	21,445
Tupperware Corp.	3,684	91,842
		113,287
Insurance 21.09%
ACE Ltd.	2,503	142,821
The Allstate Corp.	3,126	187,748
American Financial
Group, Inc.	3,297	112,230
Arch Capital Group Ltd.(a)	1,398	95,358
Argonaut Group, Inc.(a)	803	25,985
Chubb Corp.	2,629	135,840
Commerce Group, Inc.	2,597	78,014
Genworth Financial, Inc.	4,400	153,736
LandAmerica Financial
Group, Inc.	455	33,629
Lincoln National Corp.	170	11,524
Mercury General Corp.	1,359	72,081
Nationwide
Financial Services	1,938	104,381
Old Republic
International Corp.	4,556	100,779
PartnerRe Ltd	1,222	83,756
Protective Life Corp.	1,663	73,238

		Market
	Shares	Value
Insurance 21.09% (Continued)
Safety Insurance Group, Inc.	473	$18,977
Travelers Companies, Inc.	3,755	194,396
Unitrin, Inc.	1,568	73,806
Zenith National
Insurance Corp.	1,160	54,833
		1,753,132

Internet Software & Services 0.30%
United Online, Inc.	1,791	25,128

Leisure Equipment & Products 0.91%
Brunswick Corp.	1,506	47,966
Jakks Pacific, Inc.(a)	1,160	27,724
		75,690
Metals & Mining 7.91%
Gerdau Ameristeel Corp.	10,194	119,779
Ipsco, Inc.	1,160	152,424
Northgate Minerals Corp.(a)	8,277	28,721
Nucor Corp.	1,275	83,041
United States Steel Corp.	2,159	214,108
Worthington Industries	2,891	59,497
		657,570
Multi-Utilities 1.00%
Duke Energy Corp.	4,089	82,966

Oil & Gas 7.67%
ChevronTexaco Corp.	2,824	208,863
Devon Energy Corp.	2,748	190,217
Overseas Shipholding
Group, Inc.	1,287	80,566
Tesoro Petroleum Corp.	1,568	157,474
		637,120

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (Continued)
March 31, 2007
(Unaudited)

		Market
	Shares	Value
Oil, Gas & Consumable Fuels 1.77%
General Maritime Corp.	710	$20,505
Teekay Shipping Corp.	1,791	96,911
Tsakos Energy
Navigation Ltd.	563	29,276
		146,692
Paper & Forest Products 1.95%
International Paper Co.	2,298	83,647
Louisiana-Pacific Corp.	3,894	78,114
		161,761
Pharmaceuticals 2.58%
Biovail Corp.	801	17,510
Par Pharmaceutical
Cos,Inc.(a)	1,359	34,138
Pfizer,Inc.	6,460	163,179
		214,827
Real Estate 0.92%
Anthracite Capital, Inc.	2,101	25,212
Arbor Realty Trust, Inc.	866	26,361
Ashford Hospitality
Trust, Inc.	2,101	25,086
		76,659
Road & Rail 0.24%
Arkansas Best Corp.	563	20,015

Semiconductor & Semiconductor
Equipment 0.24%
Omnivision
Technologies, Inc.(a)	1,568	20,321

Specialty Retail 0.31%
Rush Enterprises, Inc.-
Class A (a)	1,359	26,106

		Market
	Shares	Value
Telecommunication Equipment 0.27%
RCN Corp.(a)	866	$22,126

Textiles, Apparel & Luxury Goods 0.31%
Kenneth Cole
Productions, Inc.	992	25,465

Thrifts & Mortgage Finance 1.80%
CharterMac	1,189	23,007
Flagstar Bancorp, Inc.	1,733	20,710
The PMI Group Inc.	2,347	106,131
		149,848
Tobacco 2.45%
Reynolds American, Inc.	2,713	169,318
Universal Corp.	563	34,540
		203,858
Total Common Stocks
(Cost $7,985,406)		8,084,463

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS 1.16%
Variable Rate Demand Notes 1.16%
U.S. Bank, N.A.
4.949%	$96,465	96,465
Total Short-Term
Investments
(Cost $96,465)		96,465
Total Investments 98.42%
(Cost $8,081,871)		8,180,928
Other Assets in Excess
of Liabilities 1.58%		130,914
Total Net Assets 100.00%		$8,311,842

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.

The accompanying notes are an integral part of these financial statements.

The Leuthold Funds

Notes to the Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of six series (the “Funds”): Leuthold Core Investment Fund, Leuthold Select Industries Fund, Grizzly Short Fund,Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued and Unloved Fund. The investment objective of the Leuthold Core Investment Fund and the Leuthold Asset Allocation Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund, Grizzly Short Fund and the Leuthold Select Equities Fund is capital appreciation. The Leuthold Undervalued and Unloved Fund seeks long-term capital appreciation and dividend income. The Leuthold Core Investment Fund commenced operations on November 20, 1995. Effective January 31, 2006 the Leuthold Core Investment Fund issued a new class of Institutional Shares, which are not subject to the 0.10% shareholder servicing fee that the Retail Shares are subject to, as described in the Funds’ prospectus. Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19, 2000. Leuthold Asset  Allocation Fund and Leuthold Select Equities Fund commenced operations on May 24, 2006. Leuthold Undervalued and Unloved Fund commenced operations on November 14, 2006. Effective January 31, 2007 the Leuthold Asset Allocation Fund added a new class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Fund’s prospectus.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation– Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities sold short which are listed on an exchange but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other investment assets, including investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Some of the factors which may be considered by the Board of Directors and the Funds’Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Leuthold Funds

The Leuthold Core Investment Fund may invest directly in metals such as aluminum,copper,zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals listed on the London Metals Exchange are valued at the last sale price on the valuation date. Metals not traded on an exchange are valued at the midpoint between the closing bid and ask prices as obtained from a commonly used reputable pricing source. The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations,trade imbalances and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance,possible illiquidity and the unavailability of accurate market valuations. Investments in metals earn no investment income and may involve higher custody and transaction costs than investments in securities.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. The forward contracts are valued based on closing prices for the forward contracts and the physical industrial metals which are received daily from the London Metal Exchange and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract. A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

b)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies”and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal periods ended September 30, 2006 and 2005 was as follows:

	2006
		Long
		Term
	Ordinary	Capital
	Income	Gain	Total

Leuthold Core Investment Fund	$51,668,568	$39,694,133	$91,362,701

Leuthold Select Industries Fund	186,217	525,301	711,518

Grizzly Short Fund	4,654,052	—	4,654,052

	2005
			Long
		Return	Term
	Ordinary	of	Capital
	Income	Capital	Gain	Total

Leuthold Core Investment Fund	$4,923,247	—	$22,253,807	$27,177,054

Grizzly Short Fund	489,851	$19,224	—	509,075

At September 30, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

The Leuthold Funds

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund

Undistributed ordinary income	$3,480,176	$380,849	$77,613

Undistributed long-term capital gain	1,673,444	422,051	—

Distributable earnings	$5,153,620	$802,900	$77,613

Capital loss carryover and post-October losses	—	—	(23,104,949)

Other accumulated losses	—	(40,711)	—

Unrealized appreciation (depreciation)	171,920,783	10,551,169	(2,539,098)

Accumulated earnings (deficit)	$177,074,403	$11,313,358	$(25,566,434)

	Leuthold	Leuthold
	Asset	Select
	Allocation	Equities
	Fund	Fund
Undistributed ordinary income	$262,386	—

Distributable earnings	$262,386	—

Capital loss carryover and post-October losses	(1,031,881)	$(104,454)

Unrealized appreciation (depreciation)	906,079	(10,792)

Accumulated earnings (deficit)	$136,584	$(115,246)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from passive foreign investment companies.

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2006, the Funds had the following capital loss carryforwards available for federal income tax purposes.

Grizzly
Expiration Date	Short Fund
9/30/2012	$3,491,478
9/30/2013	$3,481,269
9/30/2014	$4,650,299

The Grizzly Short Fund, Leuthold Asset Allocation Fund and Leuthold Select Equities Fund intend to defer and treat $11,481,903, $1,031,881 and $104,454, respectively, of post-October losses incurred during the fiscal period ended September 30, 2006 as arising in the fiscal year ending September 30,2007.

c)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains,if any,are declared and paid at least annually.

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Short Positions – For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund, Grizzly Short Fund and Leuthold Asset Allocation Fund’s receivable from broker for proceeds on securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

The Leuthold Funds

f)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

g)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund.  Other operating expenses of the Company, such as Directors fees and expenses,insurance expense and legal fees are allocated between the six series of the Company based on the relative net asset value of the individual series.

h)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

2.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and short sales, for the period ended March 31,2007 are summarized below.

	Purchases	Sales
Leuthold Core Investment Fund	$1,290,975,452	$1,275,706,797
Leuthold Select Industries Fund	52,864,208	67,193,181
Leuthold Asset Allocation Fund	456,289,069	184,415,171
Leuthold Select Equities Fund	8,790,190	5,860,018
Leuthold Undervalued & Unloved Fund	8,731,701	704,888

Purchases and sales of long-term U.S. Government Securities are summarized below.

	Purchases	Sales
Leuthold Core Investment Fund	$62,300,893	$—
Leuthold Asset Allocation Fund	166,868,173	24,139,688

At September 30, 2006, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund

Cost of Investments	$1,717,570,745	$95,261,136	$20,900,610
Appreciation	205,360,611	11,948,661	—
Depreciation	(29,583,308)	(1,397,492)	—
Net unrealized appreciation	$175,777,303	$10,551,169	$—

The Leuthold Funds
	Leuthold	Leuthold
	Allocation	Select
	Asset	Equities
	Fund	Fund

Cost of Investments	$73,098,245	$3,252,280
Appreciation	1,639,925	110,421
Depreciation	(671,062)	(121,213)
Net unrealized appreciation (depreciation)	$968,863	$(10,792)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on Passive Foreign Investment Companies (PFIC’s).

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Advisor”). Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00%, 1.25%, 0.90%, 1.00% and 0.75% for the Leuthold Core Investment Fund, Leuthold Select Industries Fund,Grizzly Short Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued and Unloved Fund, respectively, as applied to each Fund’s daily net assets.

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	1.25%
Leuthold Select Industries Fund	1.60%
Grizzly Short Fund	2.50%
Leuthold Asset Allocation Fund	1.50%
Leuthold Select Equities Fund	1.85%
Leuthold Undervalued & Unloved Fund	1.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

Leuthold Asset Allocation Fund
Year of Expiration	Recoverable Amount
9/30/09	$3,770

Leuthold Select Equities Fund
Year of Expiration	Recoverable Amount
9/30/09	$30,075

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S.Bank,N.A.serves as custodian for the Funds.

For the six months ended March 31, 2007, the Leuthold Core Investment Fund, Leuthold Select Industries Fund, Grizzly Short Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $619,615, $43,965, $16,300, $127,560, $187 and $1,530, respectively,for brokerage commissions.

4.	DISTRIBUTION PLAN

Each of the Leuthold Asset Allocation Fund - Retail Class, the Leuthold Select Equities Fund and the Leuthold Undervalued and Unloved Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons,each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

The Leuthold Funds

5.	LINE OF CREDIT

The Leuthold Core Investment Fund, Leuthold Select Industries Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued and Unloved Fund each have an uncommitted, unsecured revolving credit facility for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The available advances under the revolving credit facility for each fund are as follows:

Leuthold Core Investment Fund	$50,000,000
Leuthold Select Industries Fund	$22,500,000
Leuthold Asset Allocation Fund	$1,725,000
Leuthold Select Equities Fund	$500,000
Leuthold Undervalued and Unloved Fund	$750,000

The interest rate on the outstanding principal amount is equal to the prime rate less 2%. The Funds did not borrow on the lines of credit during the period ended March 31,2007.

6.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7.	INVESTMENTS HELD WITH REFCO CAPITAL MARKETS, LTD.

On October 13, 2005, Refco Capital Markets, Ltd. (Refco Capital) imposed a moratorium on customer withdrawals due in part to liquidity concerns. On October 17,Refco,Inc.and certain of its subsidiaries, including Refco Capital (the Debtors), filed voluntary petitions for reorganization relief under Chapter 11 of the Bankruptcy Code. The Leuthold Core Investment Fund became a party to a settlement agreement as part of a group of creditors and customers of Refco Capital. The U.S. Bankruptcy Court approved this Refco Capital Settlement Agreement on September 18, 2006.

Subsequently, a number of significant parties involved in the Refco, Inc. bankruptcy reached a broader settlement (the Global Settlement) that, among other things, incorporated the Refco Capital Settlement Agreement and allocated the remaining assets of the Debtors to the various creditor constituencies. The terms of the Global Settlement have been incorporated into a Chapter 11 plan (the Plan) and disclosure statement that was submitted to all creditors of the Debtors on October 20, 2006. The Bankruptcy Court approved the Plan on December 15, 2006. Through March 31, 2007, the Leuthold Core Investment Fund has received payments of $49,792,806.93 in connection with the Refco bankruptcy proceedings.

The Leuthold Funds

Due to the above factors, the Leuthold Core Investment Fund implemented fair valuation procedures with respect to the impacted investments as of October 13, 2005. The fair value pricing procedures consider several factors, which have changed as the nature of the bankruptcy has evolved. Currently, the fair valuation takes into account expected recoveries from the bankruptcy estates and as of March 31, 2007 was valued at $22,615,381.67. Over the course of the year, the fair value pricing procedures have considered the status of the bankruptcy legal proceedings, market price and trading activity of certain publicly traded debt of Refco, Inc., current values for the silver and palladium positions, illiquidity of the impacted investments, and a settlement of a matter related to Refco Capital with another party. There continues to be some degree of uncertainty regarding the timing and amount of settlement payouts as a result of the court proceedings. Legal proceedings continue regarding the Refco bankruptcy, and the ultimate outcome of these legal proceedings will have a direct impact on the amounts recovered by the Fund.

8.	ILLIQUID SECURITIES

The Funds may invest up to 5% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 5% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

9.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of its total assets to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities,provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds have entered into a securities lending arrangement with U.S. Bancorp Asset Management, N.A. (the “Custodian”) and under the terms of the arrangement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

The arrangement provides that after predetermined rebates to borrowers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

The Leuthold Funds

As of March 31, 2007, the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Leuthold Asset Allocation Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedules of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending credits are disclosed in the Funds’ Statements of Operations.

As of March 31, 2007, the value of securities loaned and collateral held were as follows:

	MarketValue
	of Securities
	Loaned Collateral

Leuthold Core Investment Fund	$643,737,397	$661,056,275
Leuthold Select Industries Fund	17,499,824	18,093,532
Leuthold Asset Allocation Fund	138,165,586	141,888,060

10.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 -Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157,“Fair Value Measurements” (FAS 157).This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31,2007,the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however,additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

The Leuthold Funds

ADDITIONAL INFORMATION

SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The percentage of dividend income distributed for the year ended September 30, 2006, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003,is as follows: Leuthold Core Investment Fund 26% and Leuthold Select Industries Fund 100%.

The percentage of dividend income distributed for the year ended September 30, 2006, designated as qualified dividends received deduction available to corporate shareholders, is as follows (unaudited): Leuthold Core Investment Fund 20% and Leuthold Select Industries Fund 100%.

For the year ended September 30, 2006, the Leuthold Core Investment Fund and the Leuthold Select Industries Fund designated $39,694,133 and $525,301,respectively,as long-term capital gains dividends.

ADDITIONAL INFORMATION FOR FOREIGN SHAREHOLDERS ONLY (UNAUDITED)

The Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Grizzly Short Fund designate 59%, 4%, and 100%, respectively, of their ordinary distributions paid as qualified interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for the year ended September 30,2006.

The Leuthold Core Investment Fund designated $13,166,404 (25%) of the ordinary distributions paid as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c) for the year ended September 30,2006.

INVESTMENTADVISORYAGREEMENT DISCLOSURE

On November 13, 2006, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Grizzly Short Fund, Leuthold Select Industries Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued and Unloved Fund with Leuthold Weeden Capital Management. Prior to approving the agreements,the Board considered:

• the nature,extent and quality of the services to be provided by Leuthold Weeden Capital Management;

• the investment strategies and performance history of Leuthold Weeden Capital Management;

• the cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;

• the extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

• the proposed expense ratios of the Funds;and

• the manner in which portfolio transactions for the Funds would be conducted,including the use of soft dollars.

In considering the nature, extent and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds,the Adviser’s management history and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Leuthold Funds

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser,including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management, would be beneficial to the Funds and that Leuthold Weeden Capital Management,would execute the Funds’portfolio transactions in a manner designed to obtain best execution for the Funds.

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name,Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director

John S.Chipman (80)	Director	Indefinite Term,	Regents Professor of Economics at the University	6	None
100 N.Sixth Street		11 Years Served	of Minnesota since 1981. Guest Professor at the
Suite 412A			University of Konstanz,Germany from 1986
Minneapolis,MN 55403			to 1991 and was awarded an honorary doctorate
from such institution in 1991.

Lawrence L.Horsch (72)	Director	Indefinite Term,	Member of the Board of Directors of Boston	6	None
100 N.Sixth Street		11 Years Served	Scientific Corp.,a public company engaged in
Suite 412A			developing, producing and marketing medical
Minneapolis,MN 55403			devices from February,1995 to May 2003.Mr.
Horsch served in various capacities with SCIMED
Life Systems,Inc.,including Acting Chief Financial
Officer from 1994 to 1995,Chairman of the Board
from 1977 to 1994,and as a director from 1977 to
1995. He has also served as Chairman of Eagle
Management & Financial Corp.,a management
consulting firm,since 1990.

The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name,Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director

Paul M.Kelnberger (63)	Director	Indefinite Term,	CPA.Partner,Johnson,West & Co.,PLC,from 1975	6	None
100 N.Sixth Street		11 Years Served	to 2002. Currently serving as a consultant to
Suite 412A			Johnson,West & Co.,PLC.
Minneapolis,MN 55403

Interested Directors (and Officers)
Steven C.Leuthold (69)	Director and	Indefinite Term,	Chief Investment Officer of the managing member	6	None
100 N.Sixth Street	President	11 Years Served	of Leuthold Weeden Capital Management (the
Suite 412A			“Adviser”). He has also been a Portfolio Manager for
Minneapolis,MN 55403			the predecessors to the Adviser,Leuthold & Anderson,
Inc.(since 1987) and Leuthold,Weeden & Associates,
L.P.(since 1991).

Edward C.Favreau (55)	Director and	Indefinite Term,	Manager of Marketing and Sales of the Adviser since	6	None
100 N.Sixth Street	Vice President	7 Years Served	July,1999. Prior to joining the Adviser, Mr.Favreau
Suite 412A			served as Vice President and Sales Manager of U.S.
Minneapolis,MN 55403			Bancorp Investments Inc.(formerly First Bank
Investment Services) from June,1993 until July,1999.
Prior to that time Mr.Favreau served in various
capacities for U.S.Bank from July,1988 until June,1993.

David R.Cragg (38)	Vice President,	One Year Term,	Manager of Operations of the Adviser since January,	n/a	None
100 N.Sixth Street	Secretary	7 Years Served	1999. Prior to joining the Adviser,Mr.Cragg served as
Suite 412A	and Treasurer		Operations Manager of Piper Trust Company from
Minneapolis,MN 55403			November,1997 until January,1999. Prior to that
time,Mr.Cragg served in various capacities for Piper
Trust Company from February,1993 until November,
1997.

Roger A.Peters (46)	Chief	One Year Term,	Chief Compliance Officer of the Adviser since October,	n/a	None
100 N.Sixth Street	Compliance	1 Year Served	2005. Prior to joining the Adviser,Mr.Peters served as
Suite 412A	Officer,Vice		Vice President,Commercial Product Management for
Minneapolis,MN 55403	President and		U.S.Bank from November,2003 through February,
	Assistant		2005. Mr.Peters also served as Operations Manager for
	Secretary		Lowry Hill from December,2001 through July,2003.
Mr.Peters served as Product Manager for American
Express from September,1999 through December,2001.

Glenn R.Larson (42)	Assistant	One Year Term,	Compliance Officer of the Adviser since February,2005.	n/a	None
100 N.Sixth Street	Secretary	9 Months Served	Prior to joining the Adviser,Mr.Larson served as a
Suite 412A			Compliance Representative of U.S.Bancorp Investments,
Minneapolis,MN 55403			Inc.from July,2003 until February,2005. Prior to that
time,Mr.Larson served as Compliance Analyst of Securian
Financial Services,Inc.from June,1999 to July,2003.

The Statement of Additional Information includes additional information about the Funds’Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

The Leuthold Funds

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com.Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

The Leuthold Funds

InvestmentAdviser:
Leuthold Weeden Capital
Management, Minnesota

Administrator, TransferAgent,
Dividend Paying Agent,
Shareholder Servicing Agent:
U.S.Bancorp Fund Services,LLC,
Wisconsin

Custodian:
U.S.Bank, N.A.,Wisconsin

Counsel:
Foley & Lardner, LLP, Wisconsin

Independent Registered
PublicAccounting Firm:
Ernst & Young LLP, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330);(ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Semi-Annual Report
March 31, 2007

 The Leuthold Funds

Leuthold
Core Investment FUnd

Leuthold
Select Industries FUnd

Grizzly
Short Fund

Leuthold
Asset Allocation Fund

Leuthold
Select Equities Fund

Leuthold
Undervalued & Unloved Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing filed December 11, 2006

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Leuthold Funds, Inc.

By (Signature and Title)*   /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date   6/4/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date   6/4/07

By (Signature and Title)*   /s/ David R. Cragg
David R. Cragg, Treasurer

Date   6/4/07

* Print the name and title of each signing officer under his or her signature.